Investment Risks - Dan IVES Wedbush AI Autocallable Income ETF	Oct. 29, 2026
Risk Lose Money [Member]
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Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
AI Company Risk [Member]
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•        AI Company Risk.    The return profile of the Autocallables is based on the movement of a volatility adjusted index of AI companies, and as such the Fund may be exposed to risks associated with AI companies. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.

Autocallable Structure Risk [Member]
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•        Autocallable Structure Risk.    The Fund’s returns are correlated to the performance of a theoretical portfolio of synthetic autocallable notes reflected by the Autocallable Index. Autocallable notes have specific structural features that may be unfamiliar to many investors:

•        Contingent Income Risk — Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier (60%) on observation dates. This means the Fund may generate significantly less income than anticipated, or none at all, during market downturns.

•        Early Redemption Risk — Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Barrier Risk [Member]
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•        Barrier Risk.    If the Underlying Reference Index falls below the Maturity Barrier (60%) at the maturity of an Autocallable in the Index Portfolio, that portion of the Index Portfolio will be fully exposed to the negative performance of the Underlying Reference Index from its initial level. For example, if the Underlying Reference Index has declined 45% at maturity of a particular Autocallable, the Index Portfolio of the Index Portfolio allocated to that note would lose 45% of its value. This conditional protection creates a binary outcome that can result in sudden, significant losses if barriers are breached.

Benchmark Risk [Member]
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•        Benchmark Risk.    The Underlying Reference Index may not perform as expected. The Underlying Reference Index holds securities primarily of portfolio companies operating AI businesses. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the performance of the Underlying Reference Index, and thus the Fund, may be adversely affected by negative developments impacting those companies, industries or sectors.

There can be no guarantee that the IVES Index or the Autocallable Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocallable Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Reference Index or the Autocallable Index with another benchmark that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute benchmark so selected will perform in a manner similar to the Underlying Reference Index or the Autocallable Index, as applicable. Unavailability of either benchmark could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocallable Index may underperform the return of the Autocallable Index.

Box Spread Risk [Member]
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•        Box Spread Risk.    If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices. If the Box Spread does not perform as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Calculation Methodology Risk [Member]
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•        Calculation Methodology Risk.    The Underlying Reference Index and the Autocallable Index rely directly or indirectly on various sources of information to assess the criteria of issuers or instruments included in the respective index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that either index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the respective index.

Cash Holdings Risk [Member]
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•        Cash Holdings Risk.    To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Correlation Risk [Member]
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•        Correlation Risk.    The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocallable Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Counterparty Risk [Member]
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•        Counterparty Risk.    The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with Swap Counterparties. If a Swap Counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Unlike directly held securities, the Fund’s holdings consist primarily of contractual claims against Swap Counterparties, making the Fund particularly vulnerable to counterparty failure. Even temporary disruptions in a Swap Counterparty’s ability to perform under Swap Agreements could significantly impact Fund performance. The Fund may have substantial exposure to a single Swap Counterparty, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such Swap Counterparty.

Credit Risk [Member]
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Risk [Text Block]	• Credit Risk. The Fund’s collateral investments may be subject to credit risk, which is the risk that an issuer or counterparty will fail to pay principal or interest when due.
Cybersecurity Risk [Member]
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•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, authorized participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Risk [Member]
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•        Derivatives Risk.    Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•        FLEX Options Risk.    Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by the Options Clearing Corporation (“OCC”). However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option’s terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

•        Swap Agreement Risk.    Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocallable Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

•        Swap Agreement Termination Risk.    A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

ETF Risks [Member]
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•        ETF Risks.    The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. To the extent securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.

•        Trading.    Although Shares are listed for trading on NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Equity Securities Risk [Member]
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•        Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. The Fund will primarily invest in common stock equity securities. Common stock is subordinated to preferred stock and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Index Risk [Member]
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•        Index Risk.    The Underlying Reference Index employs a volatility targeting mechanism, which introduces additional risks, and may not perform as expected. Specifically, the (i) 4% per annum decrement creates a consistent performance drag that may cause the Underlying Reference Index to underperform during low-return environments; (ii) use of implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions; (iii) rebalancing may be too infrequent to respond to a rapid change in market conditions; and (iv) the Underlying Reference Index may maintain reduced equity exposure during periods of rising markets that follow volatility spikes, limiting upside participation.

There can be no guarantee that the Autocallable Index or the Underlying Reference Index will be maintained indefinitely or that the Fund will be able to utilize either index in the future to implement the Fund’s principal investment strategy. If necessary, the adviser or the Board may substitute an index for the Underlying Reference Index or the Autocallable Index in its sole discretion and without advance notice to shareholders. There is no assurance that the Underlying Reference Index, Autocallable Index, or any substitute index will be compiled, determined, composed or calculated accurately.

Interest Rate Risk [Member]
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Risk [Text Block]	• Interest Rate Risk. The value of the Fund’s fixed-income investments may be affected by changes in interest rates. When interest rates rise, the value of fixed-income investments generally falls.
Laddered Portfolio Risk [Member]
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•        Laddered Portfolio Risk.    The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Limited Operating History Risk [Member]
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•        Limited Operating History Risk.    The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Liquidity Risk [Member]
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•        Liquidity Risk.    Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk [Member]
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•        Market Risk.    The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

New Adviser Risk [Member]
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•        New Adviser Risk.    The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Non-Diversification Risk [Member]
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•        Non-Diversification Risk.    Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Return of Capital Risk [Member]
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•        Return of Capital Risk.    All or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Tax Risk [Member]
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•        Tax Risk.    To qualify as a regulated investment company (“RIC”), among other requirements, the Fund must satisfy certain source-of-income, asset diversification and distribution requirements. In particular, the Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from an interest in a “qualified publicly traded partnership,” as that term is defined in the Code (the “Income Requirement”). In addition, the Fund must diversify its holdings so that at the end of each quarter of its taxable year: (A) at least 50% of the value of the Fund’s total assets consists of by cash, cash items, U.S. government securities, the securities of other RICs and “other securities,” provided that such “other securities” do not include the securities of any one issuer that represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (B) no more than 25% of the value of the Fund’s assets may be invested in (i) securities (excluding U.S. government securities and securities of other RICs) of any one issuer, (ii) the securities (excluding securities of other RICs) of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and are engaged in the same or similar or related trades or business, (iii) or the securities of one or more “qualified publicly traded partnerships,” as that term is defined in the Code (the “Diversification Requirements”).

The Fund’s efforts to satisfy the Diversification Requirements may affect the Fund’s execution of its investment strategy. If the Fund were to fail to satisfy the Diversification Requirements, it may be forced to dispose of certain assets at prices that, from an investment standpoint, are not advantageous.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the Income Requirement and the identification of the issuer under the Diversification Requirements. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund were to fail to satisfy the Diversification Requirements or other requirements to be treated as a RIC and certain relief provisions were unable to be satisfied, it would be subject to U.S. federal income tax imposed at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Valuation Risk [Member]
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•        Valuation Risk.    The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.